Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	PACIFIC GLOBAL FUND INC
Central Index Key	0000890206
Amendment Flag	false
Document Creation Date	May 01, 2015
Document Effective Date	May 01, 2015
Prospectus Date	May 01, 2015
GOVERNMENT SECURITIES FUND | GOVERNMENT SECURITIES FUND CLASS A
Risk/Return:
Trading Symbol	PADGX
GOVERNMENT SECURITIES FUND | GOVERNMENT SECURITIES FUND CLASS C
Risk/Return:
Trading Symbol	PGGCX
INCOME AND EQUITY FUND | INCOME AND EQUITY FUND CLASS A
Risk/Return:
Trading Symbol	PADIX
INCOME AND EQUITY FUND | INCOME AND EQUITY FUND CLASS C
Risk/Return:
Trading Symbol	PIECX
BALANCED FUND | BALANCED FUND CLASS A
Risk/Return:
Trading Symbol	PAABX
BALANCED FUND | BALANCED FUND CLASS C
Risk/Return:
Trading Symbol	PGBCX
LARGE CAP VALUE FUND | LARGE CAP VALUE FUND CLASS A
Risk/Return:
Trading Symbol	PAGTX
LARGE CAP VALUE FUND | LARGE CAP VALUE FUND CLASS C
Risk/Return:
Trading Symbol	PGCCX
MID CAP VALUE FUND | MID CAP VALUE FUND CLASS A
Risk/Return:
Trading Symbol	PAMVX
MID CAP VALUE FUND | MID CAP VALUE FUND CLASS C
Risk/Return:
Trading Symbol	PMVCX
SMALL CAP VALUE FUND | SMALL CAP VALUE FUND CLASS A
Risk/Return:
Trading Symbol	PASMX
SMALL CAP VALUE FUND | SMALL CAP VALUE FUND CLASS C
Risk/Return:
Trading Symbol	PGSCX
SMALL CAP VALUE FUND | SMALL CAP VALUE FUND CLASS I
Risk/Return:
Trading Symbol	PGISX